Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2026
Entity Registrant Name	Stewards, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	333-291586
Entity Tax Identification Number	88-0436017
Entity Address, Address Line One	4300 N. University Drive
Entity Address, Address Line Two	Suite D-105
Entity Address, City or Town	Lauderhill
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33351
City Area Code	516
Local Phone Number	419-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001795851